CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

3     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As at	As at
	December 31, 2017	December 31, 2018

Cash	1,873,446	2,161,622
Restricted cash - current assets	10,837	87
Restricted cash - non-current assets	63,317	123,039

Total cash and restricted cash shown in the consolidated statements of cash flows	1,947,600	2,284,748

Restricted cash included in non-current assets was to secure the repayment of long-term bank borrowings and related interests.